UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2017

Date of reporting period:	November 30, 2016

Item 1. Schedule of Investments:

Putnam International Capital Opportunities Fund

The fund's portfolio
11/30/16 (Unaudited)

COMMON STOCKS (99.9%)(a)
		Shares	Value

Australia (8.8%)

Asaleo Care, Ltd.		2,683,931	$3,052,201

BlueScope Steel, Ltd.		949,726	6,325,952

CSR, Ltd.		597,248	1,795,024

Downer EDI, Ltd.		1,128,155	4,723,597

Genworth Mortgage Insurance Australia, Ltd.		2,018,339	4,560,753

JB Hi-Fi, Ltd.		254,767	5,207,512

OceanaGold Corp.		180,500	501,202

Primary Health Care, Ltd.		1,155,542	3,131,647

Saracen Mineral Holdings, Ltd.(NON)		2,830,854	1,996,374

Whitehaven Coal, Ltd.(NON)		2,514,905	5,107,111

			36,401,373
Belgium (0.7%)

Warehouses De Pauw CVA(R)		31,648	2,716,912

			2,716,912
Canada (10.4%)

Aimia, Inc.		495,000	3,080,622

Canadian Apartment Properties REIT(R)		13,000	295,556

Capital Power Corp.		298,500	5,186,474

Cascades, Inc.		380,300	3,309,541

Celestica, Inc.(NON)		441,800	5,360,932

Centerra Gold, Inc.		756,500	3,908,367

Cominar Real Estate Investment Trust(R)		344,100	3,586,243

Corus Entertainment, Inc. Class B		454,300	4,105,711

Dominion Diamond Corp.		420,000	4,011,464

Entertainment One, Ltd.		1,128,429	3,096,798

Laurentian Bank of Canada		113,900	4,523,610

Westshore Terminals Investment Corp.		110,000	2,267,476

			42,732,794
Denmark (1.1%)

DFDS A/S		109,219	4,498,726

			4,498,726
Faroe Islands (0.5%)

Bakkafrost P/F		48,125	2,024,335

			2,024,335
Finland (1.8%)

Stora Enso OYJ Class R		318,803	3,076,427

Tieto OYJ		169,415	4,298,533

			7,374,960
France (6.5%)

AtoS SE		54,371	5,611,452

Elior Participations SCA		95,437	1,979,989

Eurazeo SA		29,749	1,614,309

Faurecia		130,698	4,684,754

Ipsen SA		65,129	4,414,274

SCOR SE		155,363	4,934,080

Sopra Steria Group		10,985	1,100,561

Technicolor SA		511,084	2,518,776

			26,858,195
Germany (7.3%)

Bechtle AG		43,919	4,089,032

Gerresheimer AG		34,558	2,520,270

HOCHTIEF AG		29,983	4,258,208

OSRAM Licht AG		65,531	3,337,243

Rheinmetall AG		76,762	5,473,656

RHOEN-KLINIKUM AG		31,118	821,769

Software AG		127,651	4,504,487

STADA Arzneimittel AG		90,157	4,400,861

Suedzucker AG		29,952	671,502

			30,077,028
Hong Kong (1.5%)

Champion REIT(R)		750,000	426,417

Man Wah Holdings, Ltd.		676,800	472,054

Texwinca Holdings, Ltd.		1,234,000	903,645

Truly International Holdings, Ltd.		10,842,000	4,319,188

			6,121,304
Israel (0.2%)

Tower Semiconductor, Ltd.(NON)		52,203	938,413

			938,413
Italy (3.6%)

A2A SpA		2,219,428	2,644,453

Amplifon SpA		443,509	4,252,473

DiaSorin SpA		65,982	3,555,626

Iren SpA		2,884,979	4,308,346

			14,760,898
Japan (21.4%)

ADEKA Corp.		324,400	4,363,899

Arcs Co., Ltd.		100,700	2,281,495

BML, Inc.		179,700	4,137,317

Fuji Machine Manufacturing Co., Ltd.		287,000	3,256,204

Fujitsu General, Ltd.		67,000	1,318,858

Fuyo General Lease Co., Ltd.		105,400	4,974,957

Hanwa Co., Ltd.		132,000	857,270

Hazama Ando Corp.		415,000	2,912,853

Hitachi Transport System, Ltd.		66,200	1,353,453

Kenedix, Inc.		1,084,700	4,001,079

KYORIN Holdings, Inc.		139,100	2,920,486

Leopalace21 Corp.		723,100	3,925,048

Maeda Road Construction Co., Ltd.		249,000	4,283,309

Nippo Corp.		254,000	4,859,980

Nissin Electric Co., Ltd.		253,300	2,884,925

Open House Co., Ltd.		97,100	2,400,234

Penta-Ocean Construction Co., Ltd.		395,400	1,938,896

Rengo Co., Ltd.		160,000	946,812

Seria Co., Ltd.		48,100	3,455,985

Shinmaywa Industries, Ltd.		262,000	2,203,086

SKY Perfect JSAT Holdings, Inc.		491,700	2,346,647

Sumitomo Forestry Co., Ltd.		322,500	4,411,630

Takuma Co., Ltd.		501,000	4,204,012

Tokyo Seimitsu Co., Ltd.		182,700	5,142,205

Toshiba Plant Systems & Services Corp.		25,100	376,045

TS Tech Co., Ltd.		160,300	4,224,505

Ulvac, Inc.		90,600	2,720,257

Yamato Kogyo Co., Ltd.		190,500	5,411,695

			88,113,142
Netherlands (2.2%)

BE Semiconductor Industries NV		135,305	4,489,230

PostNL NV(NON)		938,307	4,624,259

			9,113,489
Norway (1.9%)

Salmar ASA		146,009	4,575,032

Tokyo Electric Power Company Holdings, Inc.		368,221	3,465,154

			8,040,186
Portugal (0.2%)

Banco BPI SA(NON)		754,333	900,132

			900,132
Singapore (1.2%)

IGG, Inc.		1,906,000	1,501,407

Mapletree Industrial Trust(R)		2,970,800	3,399,108

			4,900,515
South Korea (6.4%)

Daesang Corp.		28,765	703,716

Daishin Securities Co., Ltd.		221,015	1,966,174

GS Home Shopping, Inc.		21,989	3,235,198

KB Insurance Co., Ltd.		179,762	4,374,688

Korea Petrochemical Ind Co., Ltd.		20,466	3,921,461

Korea Real Estate Investment & Trust Co., Ltd.		941,641	2,388,235

LF Corp.		56,247	1,063,307

LOTTE Fine Chemical Co., Ltd.		91,666	2,171,976

Partron Co., Ltd.		288,440	2,220,572

Poongsan Corp.		16,221	538,364

Soulbrain Co., Ltd.		82,553	3,686,127

			26,269,818
Spain (0.8%)

Gamesa Corp Tecnologica SA		44,089	915,630

Prosegur Cia de Seguridad SA		405,354	2,517,540

			3,433,170
Sweden (2.0%)

Castellum AB		51,398	676,422

Granges AB		286,868	2,634,907

Hemfosa Fastigheter AB		457,420	4,193,342

JM AB		27,689	750,568

			8,255,239
Switzerland (6.7%)

Forbo Holding AG		3,796	4,884,460

Georg Fischer AG		6,019	5,150,516

Implenia AG		10,872	689,726

Lonza Group AG		34,600	6,180,151

Oriflame Holding AG		56,442	1,436,937

Partners Group Holding AG		9,734	4,719,424

Swiss Life Holding AG		17,231	4,738,652

			27,799,866
United Kingdom (14.7%)

Afren PLC(F)(NON)(S)		4,060,504	5

Bellway PLC		111,688	3,407,989

Berendsen PLC		312,520	3,455,912

Close Brothers Group PLC		137,829	2,346,547

CYBG PLC(NON)		440,471	1,554,462

Debenhams PLC		3,638,551	2,519,711

Drax Group PLC		264,946	940,135

Firstgroup PLC(NON)		3,656,608	4,651,419

Galliford Try PLC		112,244	1,773,701

Hansteen Holdings PLC(R)		1,075,000	1,428,432

Inchcape PLC		583,504	4,442,537

Indivior PLC		1,175,517	4,740,266

Intermediate Capital Group PLC		355,627	3,016,831

J D Wetherspoon PLC		161,375	1,655,681

John Laing Group PLC 144A		152,407	524,503

John Wood Group PLC		561,230	5,801,433

National Express Group PLC		285,080	1,269,110

OM Asset Management PLC		213,900	3,144,330

Spirax-Sarco Engineering PLC		21,934	1,170,443

SSP Group PLC		1,105,109	5,115,127

SVG Capital PLC(NON)		334,669	2,956,288

Tullett Prebon PLC		253,278	1,409,260

William Hill PLC		858,514	3,231,513

			60,555,635

Total common stocks (cost $414,281,892)			$411,886,130

SHORT-TERM INVESTMENTS (1.8%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.73%(d)(AFF)	Shares	5,454,218	$5,454,218

Putnam Short Term Investment Fund 0.51%(AFF)	Shares	163,102	163,102

U.S. Treasury Bills 0.432%, 2/16/17(SEGSF)		$198,000	197,811

U.S. Treasury Bills 0.418%, 2/2/17		639,000	638,540

U.S. Treasury Bills 0.310%, 12/15/16(SEGSF)		80,000	79,996

U.S. Treasury Bills 0.284%, 12/8/16(SEGSF)		341,000	340,991

U.S. Treasury Bills 0.247%, 12/1/16(SEGSF)		639,000	639,000

Total short-term investments (cost $7,513,652)			$7,513,658

TOTAL INVESTMENTS

Total investments (cost $421,795,544)(b)			$419,399,788

FORWARD CURRENCY CONTRACTS at 11/30/16 (aggregate face value $105,675,584) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	1/18/17	$9,594,338	$9,905,510	$311,172
	British Pound	Buy	12/21/16	807,356	1,213,065	(405,709)
	Canadian Dollar	Sell	1/18/17	6,383,863	6,578,583	194,720
	Hong Kong Dollar	Buy	2/16/17	1,429,616	1,430,367	(751)
Barclays Bank PLC
	Canadian Dollar	Buy	1/18/17	1,721,809	1,777,377	(55,568)
	Canadian Dollar	Sell	1/18/17	1,721,809	1,761,628	39,819
	Hong Kong Dollar	Buy	2/16/17	5,747,916	5,750,639	(2,723)
Citibank, N.A.
	Danish Krone	Buy	12/21/16	1,175,401	1,247,526	(72,125)
	Euro	Buy	12/21/16	2,095,933	2,127,312	(31,379)
	Japanese Yen	Buy	2/16/17	7,917,476	8,637,348	(719,872)
Credit Suisse International
	New Zealand Dollar	Buy	1/18/17	1,147,926	1,175,407	(27,481)
	New Zealand Dollar	Sell	1/18/17	1,147,926	1,163,957	16,031
	Norwegian Krone	Sell	12/21/16	895,432	814,028	(81,404)
HSBC Bank USA, National Association
	Canadian Dollar	Buy	1/18/17	8,686,213	8,966,247	(280,034)
	Canadian Dollar	Sell	1/18/17	8,686,213	8,886,654	200,441
JPMorgan Chase Bank N.A.
	British Pound	Buy	12/21/16	5,278,300	5,485,953	(207,653)
	Canadian Dollar	Sell	1/18/17	4,363,069	4,474,725	111,656
	Euro	Buy	12/21/16	1,766,203	1,828,818	(62,615)
	New Zealand Dollar	Buy	1/18/17	1,147,926	1,164,072	(16,146)
	Norwegian Krone	Sell	12/21/16	6,414,278	6,549,632	135,354
	Singapore Dollar	Buy	2/16/17	1,331,984	1,375,358	(43,374)
	Swedish Krona	Buy	12/21/16	1,115,645	1,190,272	(74,627)
State Street Bank and Trust Co.
	British Pound	Buy	12/21/16	1,074,764	1,056,285	18,479
	British Pound	Sell	12/21/16	1,074,764	1,057,560	(17,204)
	Canadian Dollar	Sell	1/18/17	1,351,467	1,353,916	2,449
	Euro	Buy	12/21/16	946,862	981,150	(34,288)
	Euro	Sell	12/21/16	946,862	998,631	51,769
	Israeli Shekel	Buy	1/18/17	2,516,872	2,565,105	(48,233)
	Swiss Franc	Buy	12/21/16	4,103,575	4,236,911	(133,336)
UBS AG
	Australian Dollar	Sell	1/18/17	975,838	1,011,354	35,516
	British Pound	Buy	12/21/16	1,268,560	1,347,689	(79,129)
	British Pound	Sell	12/21/16	1,268,560	1,246,827	(21,733)
	Euro	Buy	12/21/16	2,997,919	3,167,015	(169,096)
	Euro	Sell	12/21/16	2,997,919	3,106,566	108,647
WestPac Banking Corp.
	Canadian Dollar	Buy	1/18/17	20,484	21,141	(657)
	Canadian Dollar	Sell	1/18/17	20,484	20,956	472

Total						$(1,358,612)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2016 through November 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $412,404,991.
(b)	The aggregate identified cost on a tax basis is $424,193,838, resulting in gross unrealized appreciation and depreciation of $35,979,207 and $40,773,257, respectively, or net unrealized depreciation of $4,794,050.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*	$7,631,599	$9,129,308	$11,306,689	$15,119	$5,454,218
	Putnam Short Term Investment Fund**	3,579,728	13,114,626	16,531,252	286	163,102
	Totals	$11,211,327	$22,243,934	$27,837,941	$15,405	$5,617,320
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $5,454,218, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $5,135,852. Certain of these securities were sold prior to the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,433,711 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Industrials	19.5%
	Consumer discretionary	17.5
	Financials	12.5
	Materials	11.8
	Information technology	11.2
	Health care	10.0

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,458,044 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,257,780 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$36,401,373	$—	$—
Belgium	—	2,716,912	—
Canada	39,635,996	3,096,798	—
Denmark	—	4,498,726	—
Faroe Islands	—	2,024,335	—
Finland	—	7,374,960	—
France	—	26,858,195	—
Germany	—	30,077,028	—
Hong Kong	6,121,304	—	—
Israel	—	938,413	—
Italy	—	14,760,898	—
Japan	88,113,142	—	—
Netherlands	—	9,113,489	—
Norway	—	8,040,186	—
Portugal	—	900,132	—
Singapore	4,900,515	—	—
South Korea	26,269,818	—	—
Spain	—	3,433,170	—
Sweden	—	8,255,239	—
Switzerland	—	27,799,866	—
United Kingdom	3,144,330	57,411,300	5
Total common stocks	204,586,478	207,299,647	5
Short-term investments	163,102	7,350,556	—

Totals by level	$204,749,580	$214,650,203	$5

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,358,612)	$—

Totals by level	$—	$(1,358,612)	$—

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,226,525	$2,585,137

Total	$1,226,525	$2,585,137

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$140,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$505,892	$39,819	$—	$16,031	$200,441	$247,010	$72,697	$144,163	$472	$1,226,525

	Total Assets	$505,892	$39,819	$—	$16,031	$200,441	$247,010	$72,697	$144,163	$472	$1,226,525

	Liabilities:
	Forward currency contracts#	406,460	58,291	823,376	108,885	280,034	404,415	233,061	269,958	657	2,585,137

	Total Liabilities	$406,460	$58,291	$823,376	$108,885	$280,034	$404,415	$233,061	$269,958	$657	$2,585,137

	Total Financial and Derivative Net Assets	$99,432	$(18,472)	$(823,376)	$(92,854)	$(79,593)	$(157,405)	$(160,364)	$(125,795)	$(185)	$(1,358,612)
	Total collateral received (pledged)##†	$—	$—	$(739,911)	$(92,854)	$—	$(157,405)	$(120,891)	$(125,795)	$—
	Net amount	$99,432	$(18,472)	$(83,465)	$—	$(79,593)	$—	$(39,473)	$—	$(185)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: January 26, 2017